Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used in Estimating Fair Value of Options Granted to Directors

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. The following assumptions were used in estimating the fair value of the options granted in 2012, 2011 and 2010.

DIRECTORS

Assumption	2012	2011	2010
Dividend yield	4.7%	4.9%	4.9%
Risk-free interest rate	0.78%	2.24%	2.24%
Expected life	8.2 years	8.1 years	7.9 years
Expected volatility	78.29%	74.47%	69.40%
Calculated value per option	$8.88	$9.16	$11.17
Forfeitures	0%	0%	0%

Summary of Status of Plans

Following is a summary of the status of the plans for the years ending December 31, 2012, 2011 and 2010:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2010	88,500	$18.96	151,650	$19.63
Granted	13,500	25.72	—	—
Exercised	(9,000)	11.64	(7,350)	11.49
Expired	—	—	(7,800)	22.26

Outstanding at December 31, 2010	93,000	$20.65	136,500	$19.92

Granted	13,500	20.02	—	—
Exercised	(4,500)	10.83	(1,000)	14.65
Expired	—	—	—	—

Outstanding at December 31, 2011	102,000	$21.00	135,500	$19.96

Granted	13,500	18.76	—	—
Exercised	(3,000)	15.00	(14,500)	14.65
Expired	(1,500)	15.00	(13,000)	18.09

Outstanding at December 31, 2012	111,000	$20.97	108,000	$20.90

Options exercisable at:
December 31, 2012	111,000	$20.97	108,000	$20.90

Weighted average fair value of Options granted during years ended
December 31, 2010		$11.17		$—

December 31, 2011		$9.16		$—

December 31, 2012		$8.88		$—

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

Range of Exercise Prices	Options Outstanding	Weighted Average Price	Weighted Average Life Remaining
$10.01 to $15.00	15,500	$14.50	3 months
$15.01 to $20.00	45,000	18.31	4 years, 11 months
$20.01 to $22.50	105,500	21.42	4 years, 3 months
$22.51 and above	53,000	24.08	4 years, 3 months

Total	219,000	$20.94	3 years, 8 months